November 27, 2012

VIA ELECTRONIC FILING

John Ganley

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	BlackRock Funds II

Post-Effective Amendment No. 88 under the Securities Act of 1933

(File No. 333-142592 and File No. 811-22061)

Dear Mr. Ganley:

We have assisted BlackRock Funds II (the “Registrant”) in the preparation of the above-captioned Post-Effective Amendment with respect to the Registrant’s target date funds series (the “LifePath Active Portfolios”). This Amendment is being filed as a follow up to the Registrant’s Post-Effective Amendment No. 85, which filed on September 27, 2012 pursuant to Rule 485(a)(1) (the “Prior Amendment”). We note that you and the undersigned discussed the Prior Amendment on November 13, 2012, and on November 27, 2012 you and the undersigned had a further discussion regarding the changes to the secondary customized benchmarks used by the LifePath Active Portfolios. As discussed and as is disclosed in the Amendment, the performance history of the customized benchmarks will include performance that is based on the established history of the customized benchmarks prior to the changes to the sub-indices that comprise the customized benchmarks.

* * * * * * * * * *

The Registrant acknowledges that it is responsible for the adequacy and accuracy of the disclosure in its documents, and acknowledges that the Commission is not foreclosed by its comment process from taking any action with respect to the Registrant’s documents.

Please do not hesitate to contact me at (212) 728-8510 if you have comments or if you require additional information regarding the Registrant.

Respectfully submitted,

/s/ Anthony Geron

Anthony Geron

cc:	Ben Archibald, Esq.

Maria Gattuso, Esq.